Principal Street Short Term Municipal Fund
Schedule of Investments
as of November 30, 2023 (Unaudited)

MUNICIPAL BONDS - 97.4%	Par	Value
Alabama - 4.1%
Black Belt Energy Gas District No. 7, Series C-1, 5.25%, 12/01/2025	$1,000,000	$1,024,556
Houston County Health Care Authority, Series A, 5.00%, 10/01/2030	100,000	101,827
Russell County Public Building Authority, 4.50%, 01/01/2033	425,000	425,327
Southeast Energy Authority A Cooperative District, 5.00%, 05/01/2053(a)	350,000	358,467
		1,910,177

Alaska - 2.2%
CIVICVentures/AK, 5.00%, 09/01/2029	1,000,000	1,007,924

Arizona - 5.6%
Maricopa County Industrial Development Authority, Series B, 4.00%, 07/01/2029(b)	1,000,000	967,416
Pima County, 4.00%, 07/01/2024	205,000	205,121
Pima County Industrial Development Authority
5.25%, 12/01/2026 (Obligor: P.L.C. Charter Schools)(b)	475,000	471,247
Series B-3, 5.13%, 11/15/2029 (Obligor: La Posada Park Centre)(b)	500,000	492,072
Series B-3, 5.63%, 11/15/2030 (Obligor: La Posada Park Centre)(b)	500,000	491,121
		2,626,977

California - 8.7%
California Enterprise Development Authority, Series A, 4.00%, 06/01/2036 (Obligor: Rocklin Academy)(b)	500,000	447,078
California Municipal Finance Authority, 4.00%, 07/15/2029 (Obligor: United Airlines Inc)(c)	100,000	96,830
California School Finance Authority, 5.00%, 07/01/2025 (Obligor: Hawking STEAM Charter Schools)(b)	400,000	404,450
City of Sacramento CA North Natomas Community Facilities District No 4, 5.25%, 09/01/2024	150,000	150,154
Palomar Community College District, Series B, 0.00%, 08/01/2029(d)	100,000	82,225
San Ysidro School District, 4.00%, 08/01/2029	130,000	130,049
Santa Barbara County, Series A-2, 4.50%, 12/01/2023	400,000	400,000
Southern California Logistics Airport Authority, 4.50%, 12/01/2031	300,000	302,249
Sweetwater Union High School District Public Financing Authority, 5.00%, 09/01/2025	2,040,000	2,050,537
		4,063,572

Colorado - 0.8%
Denver City & County Airport Revenue
Series A, 5.00%, 12/01/2032 (c)	300,000	319,518
Series C, 6.13%, 11/15/2025 (c)	55,000	57,379
		376,897

Connecticut - 0.3%
West Haven Public Housing Authority, Series A, 5.30%, 01/01/2024 (Obligor: Meadow Landing I)(c)	140,000	139,889

Florida - 6.4%
Capital Trust Agency, Inc., 10.00%, 06/30/2024 (Obligor: Voans Sw Florida Hlth Obl)(b)(e)	750,000	712,500
County of Miami-Dade FL Aviation Revenue, 5.00%, 10/01/2028 (c)	1,475,000	1,481,251
Miami-Dade County Industrial Development Authority
5.00%, 09/15/2024 (Obligor: Pinecrest Academy)	245,000	246,054
6.75%, 07/01/2029 (Obligor: Academir Charter Schools)	100,000	96,034
Viera East Community Development District, 5.00%, 05/01/2026	490,000	490,588
		3,026,427

Illinois - 11.6%
Chicago Board of Education
5.25%, 12/01/2023	135,000	135,000
5.00%, 12/01/2031	150,000	156,025
Chicago O'Hare International Airport
5.00%, 01/01/2032	500,000	500,207
Series B, 5.00%, 01/01/2031 (c)	240,000	240,051
City of Blue Island IL, 4.75%, 12/01/2024	100,000	100,066
Illinois Finance Authority
5.00%, 03/01/2032 (Obligor: Southern Il Hlthcr Oblig)	845,000	868,064
Series B-2, 5.25%, 11/15/2027 (Obligor: Plymouth Place)	500,000	498,226
Metropolitan Pier & Exposition Authority, 7.00%, 07/01/2026	1,665,000	1,753,610
Sales Tax Securitization Corp., Series A, 5.00%, 01/01/2030	200,000	220,263
State of Illinois, 6.00%, 11/01/2026	260,000	268,228
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2025	325,000	325,780
Village of Villa Park IL, 4.00%, 12/15/2028	350,000	350,111
		5,415,631

Indiana - 2.9%
Indiana Finance Authority, 5.00%, 10/01/2032 (Obligor: Earlham College)	765,000	765,225
University Of Southern Indiana Foundation, 4.50%, 10/01/2024	575,000	575,928
		1,341,153

Iowa - 1.4%
PEFA, Inc., 5.00%, 09/01/2049 (a)	630,000	639,237

Kansas - 0.5%
Topeka, Series B, 5.13%, 12/01/2026 (Obligor: Congregational Home)	250,000	247,039

Massachusetts - 1.0%
Massachusetts Development Finance Agency, 5.00%, 10/01/2029 (Obligor: Provident Commonwealth)	150,000	153,317
Massachusetts Educational Financing Authority, 4.38%, 07/01/2024 (c)	175,000	175,033
North Reading, 5.00%, 05/15/2030	120,000	120,187
		448,537

Michigan - 2.7%
Healthsource Saginaw, Inc., 4.00%, 05/01/2027	80,000	80,060
Michigan Finance Authority, Series MI-2, 5.00%, 12/01/2044 (Obligor: Trinity Health Corp.)(a)	100,000	101,674
Michigan State Building Authority, 5.00%, 04/15/2032	500,000	515,549
Wayne County Airport Authority, 5.00%, 12/01/2032 (c)	565,000	565,000
		1,262,283

Missouri - 1.3%
Missouri Development Finance Board
5.00%, 06/01/2024	400,000	400,438
Series A, 5.00%, 06/01/2027	200,000	200,183
		600,621

New York - 7.1%
Build NYC Resource Corp., Series A-2, 7.63%, 02/01/2026 (Obligor: Voices of Community Activists)(b)	1,000,000	994,285
Hudson, 4.00%, 04/15/2028	95,000	95,075
Metropolitan Transportation Authority
Series B, 4.00%, 11/15/2028	125,000	125,072
Series C-1, 5.00%, 11/15/2030	1,000,000	1,036,193
Monroe County Industrial Development Corp./NY, 5.00%, 10/01/2031 (Obligor: Nazareth Clg Of Rochester)	925,000	960,471
New York State Dormitory Authority, Series A, 4.00%, 07/01/2033 (Obligor: St John's University)	100,000	104,183
		3,315,279

North Carolina - 2.4%
North Carolina Capital Facilities Finance Agency, Series A, 5.00%, 10/01/2027 (Obligor: Arc Of North Carolina)	100,000	99,615
North Carolina Medical Care Commission
Series B, 5.00%, 12/01/2024 (Obligor: Wake Forest Baptist)	650,000	650,697
Series C, 5.00%, 03/01/2024 (Obligor: Lutheran Aging Services)	395,000	394,643
		1,144,955

Ohio - 0.4%
RiverSouth Authority, 5.00%, 06/01/2024	185,000	185,249

Oklahoma - 0.5%
Norman Regional Hospital Authority, 5.00%, 09/01/2025 (Obligor: Norman Regional Hospital Authority)	235,000	235,827

Oregon - 0.7%
Portland Water Revenue, 5.00%, 10/01/2024	350,000	350,307

Pennsylvania - 9.5%
Butler County Hospital Authority, 5.00%, 07/01/2028 (Obligor: Butler Health System)	300,000	301,717
Commonwealth of Pennsylvania, 5.00%, 10/15/2026	2,000,000	2,009,571
Lycoming County Authority, Series S2, 4.50%, 11/01/2035 (Obligor: Lycoming College)(a)	500,000	497,578
Montgomery County Higher Education and Health Authority, Series UU1, 5.00%, 05/01/2029 (Obligor: Gwynedd Mercy University)	240,000	244,098
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 05/01/2025 (Obligor: Kings College)	600,000	601,981
Philadelphia Authority for Industrial Development, Series A, 5.00%, 05/01/2030 (Obligor: Russell Byers Charter School)	770,000	784,477
		4,439,422

Puerto Rico - 5.7%
Children's Trust Fund, 5.50%, 05/15/2039	720,000	721,820
Commonwealth of Puerto Rico, Series A, 0.00%, 07/01/2024(d)	487,180	475,541
Puerto Rico Electric Power Authority
Series PP, 5.00%, 07/01/2024(e)	140,000	140,024
Series PP, 5.00%, 07/01/2025(e)	385,000	385,066
Series UU, 5.00%, 07/01/2024(e)	745,000	744,451
Series VV, 5.25%, 07/01/2026(e)	200,000	198,032
		2,664,934

South Carolina - 1.4%
South Carolina Jobs-Economic Development Authority
4.00%, 11/15/2027 (Obligor: Upstate Senior Living)	175,000	168,433
5.25%, 11/15/2028 (Obligor: Kiawah Life Plan Vlg Inc)	500,000	497,621
		666,054

Tennessee - 3.6%
Greeneville, 4.00%, 06/01/2029	165,000	174,738
Tennessee Energy Acquisition Corp.
Series A, 5.25%, 09/01/2024	1,000,000	1,006,803
Series C, 5.00%, 02/01/2027	500,000	504,557
		1,686,098

Texas - 7.4%
Arlington Higher Education Finance Corp., Series A, 5.00%, 08/15/2027 (Obligor: Wayside Schools)	200,000	199,385
Bacliff Municipal Utility District, 4.50%, 09/01/2029	340,000	340,239
County of Wise TX, 5.00%, 08/15/2026	200,000	206,138
Harris County Cultural Education Facilities Finance Corp., Series A, 5.00%, 01/01/2033 (Obligor: Brazos Presbyterian Obligiated Group)	285,000	258,204
Katy Independent School District, 4.00%, 02/15/2025	160,000	160,116
Kountze Economic Development Corp., 15.00%, 11/01/2027 (Obligor: Allegiant Industrial, LLC)(b)	100,000	114,027
Port Beaumont Navigation District, 8.00%, 02/01/2039 (Obligor: Allegiant Industrl Island)(b)(c)	280,000	264,288
San Antonio, 5.00%, 02/01/2027	140,000	140,183
San Antonio Education Facilities Corp., Series B, 5.25%, 10/01/2028 (Obligor: Hallmark University, Inc.)	100,000	97,040
San Juan Higher Education Finance Authority, 8.25%, 08/15/2029 (Obligor: Idea Public Schools)	450,000	458,489
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026	1,185,000	1,224,409
		3,462,518

Washington - 2.7%
Tobacco Settlement Authority, 5.00%, 06/01/2024	480,000	480,259
Washington Health Care Facilities Authority, 5.00%, 10/01/2026 (Obligor: Providence St Joseph Obl)	290,000	290,097
Washington State Housing Finance Commission, 4.75%, 07/01/2027 (Obligor: Eastside Ret Assoc Oblig)	500,000	497,711
		1,268,067

West Virginia - 1.0%
Monongalia County Building Commission, 5.00%, 07/01/2028 (Obligor: Vandalia Health Obligation Group)	455,000	458,017

Wisconsin - 5.5%
Public Finance Authority
6.50%, 06/01/2045 (Obligor: Noorda College of Osteopathic)(b)	200,000	170,379
Series A, 5.75%, 06/01/2025 (Obligor: Dreamhouse 'Ewa Beach)(b)	1,325,000	1,326,061
Series A, 5.00%, 12/01/2027 (Obligor: Prime Healthcare Foundation)	650,000	659,446
Village of McFarland, 4.50%, 12/01/2023	305,000	305,000
Wisconsin Health & Educational Facilities Authority, 5.00%, 08/15/2025 (Obligor: Aspirus Inc Obl Grp)	100,000	100,085
		2,560,971
TOTAL MUNICIPAL BONDS (Cost $45,257,333)		45,544,062

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 5.29%(f)	326,424	326,424
TOTAL SHORT-TERM INVESTMENTS (Cost $326,424)		326,424

TOTAL INVESTMENTS - 98.1% (Cost $45,583,757)		$45,870,486
Other Assets in Excess of Liabilities - 1.9%		868,792
TOTAL NET ASSETS - 100.0%		$46,739,278

Percentages are stated as a percent of net assets.

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2023.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2023, the value of these securities total $6,950,958 or 14.9% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2023, the total value of securities subject to the AMT was $3,339,239 or 7.1% of net assets.
(d)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(e)	Issuer is currently in default.
(f)	The rate shown represents the 7-day effective yield as of November 30, 2023.

Principal Street Short Term Municipal Fund
	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$45,544,062	$–	$45,544,062
Money Market Funds	326,424	–	–	326,424
Total Investments	$326,424	$45,544,062	$–	$45,870,486